TAXES ON INCOME (Loss (Income) from Continuing Operations Before Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Domestic (Israel)	$ (1,931)	$ (2,258)	$ (1,307)
Foreign	774	2,557	1,043
Income (loss) before taxes	$ (1,157)	$ 299	$ (264)